Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel Compensation [Abstract]
Salaries and other short-term employee benefits	$ 1,339,870	$ 707,931	$ 66,334
Post-employment benefits	25,375	8,300	3,618
Key management personnel compensation	$ 1,365,245	$ 716,231	$ 69,952